SUPPLEMENTARY CASH FLOW INFORMATION (Schedule of Change in Non-cash Operating Working Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of supplementary cash flow information [Abstract]
Trade and other receivables	$ (470)	$ 330
Inventories	(859)	1,798
Prepaids and deposits	(1,133)	184
Accounts payable and accrued liabilities	4,158	(1,616)
Deposits received	1,352	1,236
Due from a related party	27	(170)
Total changes in non-cash operating working capital	$ 3,075	$ 1,762